Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
18.	SUBSEQUENT EVENTS

Effective July 17, 2020, a director of the Corporation lent the Company $50,000 at 6% per annum payable on the due date, June 19, 2021 (the “$50,000 Note”). Effective July 22, 2020, an additional loan by the same director was provided to the Corporation for a principal amount of $299,900 at 6% per annum payable on the due date of June 19, 2021 (the $299,900 Note”). The $50,000 Note and the $299,900 Note are related party transactions.

On August 12, 2020, pursuant to a Seed Capital Subscription Agreement, we made an equity investment into VoltH2 Holdings AG (“VoltH2”), a Swiss corporation developing scalable green hydrogen production projects primarily in Europe. VoltH2 is currently developing a 25MW green hydrogen production site near Vlissingen, Netherlands. The investment was for a total purchase price $175,000 USD representing a 17.5% equity interest in VoltH2.

On September 29, 2020, the Company filed an amendment to and restatement of its Articles of Incorporation with the Secretary of State of the State of Nevada (the “Amendment”). Pursuant to the Amendment, the Company (i) changed its name from H/Cell Energy Corporation to Vision Hydrogen Corporation, (ii) effectuated a one-for-twenty (1:20) reverse split of the issued and outstanding shares of common stock of the Company without changing the par value of the stock, and (iii) increased its authorized shares of common stock from 25,000,000 to 100,000,000.

Effective as of the opening of market trading on October 6, 2020, the Company’s common stock will trade under the symbol HCCCD for 20 business days to designate the Reverse Split, after which, the ticker symbol will change to VIHD.

22.	SUBSEQUENT EVENTS

On January 3, 2020, the Company entered into an amendment agreement (the “Amendment”) with two of its directors (the “Holders”), to convertible notes issued by the Company to the Holders in January 2018 (the “2018 Notes”). Pursuant to the Amendment, which was effective as of January 2, 2020, the maturity date of the 2018 Notes was amended from January 2, 2020 to February 8, 2021 and the Holders waived any defaults that might have occurred prior to the date of the Amendment.

Sale of PVBJ

On April 21, 2020, the Company’s Board of Directors authorized its resale of PVBJ pursuant to the following terms (a) the outstanding $221,800 earn-out liability was used as consideration towards the purchase of PVBJ; (b) Paul Benis agreed to apply the remaining salary due to him, as prorated from the Closing Date to the expiration date of the Employment Agreement (January 31, 2021), to the purchase of PVBJ by Benis Holdings LLC as additional consideration thereof and (c) as additional consideration for the purchase of PVBJ by Benis Holdings LLC, PVBJ shall continue to be responsible for the line of credit (see below).

Sale of Pride

On May 18, 2020, the Company executed a Purchase and Sale Agreement between with Turquino providing for our sale of 100% of Pride’s outstanding stock Pride to Turquino in return for Turquino’s assumption of the Hidalgo Notes and the Doyle Notes and the debt obligations and accrued interest related thereto (the “Agreement”). In conjunction therewith, Hidalgo and Doyle assigned the Notes to Turquino, at which time Turquino became responsible for the debt obligations upon the Notes. The Company has no further note obligations to Hidalgo or Doyle, and it reduced its debt by approximately $600,000 or 65% of the corporate debt obligations.

The gain/loss on discontinued operations consists of the following:

Proceeds on sale (earn-out payable exchange)	$214,074
Less: net asset value	(1,383,440)
Loss on disposal of PVBJ	$(1,169,366)

Pride
Proceeds on sale (debt forgiveness)	$500,321
Less net asset value	(120,380)
Gain on disposal of Pride	$379,941

The results of discontinued operations are as follows:

	Year ended December 31, 2019	Year ended December 31, 2018
PVBJ
Revenue
Sales	$2,873,796	$2,440,854
Total revenue	2,873,796	2,440,854

Cost of goods sold
Direct costs	2,152,120	1,824,818
Total cost of goods sold	2,152,120	1,824,818

Selling, general and administrative	665,507	477,978

Net income for period	$56,169	$138,058

	Year ended December 31, 2019	Year ended December 31, 2018
Pride
Revenue
Sales	$3,943,528	5,065,035
Total revenue	3,943,528	5,065,035

Cost of goods sold
Direct costs	2,702,758	3,676,288
Total cost of goods sold	2,702,758	3,676,288

Selling, general and administrative	1,229,289	1,466,972

Net income (loss) for period	$11,481	$(78,225)

Results from discontinued operations	$67,650	$59,833

The discontinued operations of the balance sheet as of December 31, 2019 are as follows:

	Pride	PVBJ

ASSETS
Current assets
Cash and cash equivalents	$196,705	$55,856
Accounts receivable	449,530	354,129
Prepaid expenses	2,108	9,071
Costs and earnings in excess of billings	26,045	-
Total current assets	674,388	419,056

Property and equipment, net	90,847	387,391
Security deposits and other non-current assets	31,633	-
Deferred tax asset	46,000	-
Customer lists, net	-	63,161
Right of use asset	222,524	-
Goodwill	-	1,373,621

Total assets	$1,065,392	$2,243,229

LIABILITIES

Current liabilities
Accounts payable and accrued expenses	$450,545	$94,104
Billings in excess of costs and earnings	47,098	-
Sales and withholding tax payable	37,199	-
Current operating lease liability	87,897	-
Current equipment notes payable	17,782	9,653
Current line of credit	-	269,746
Current finance lease payable	-	75,743
Income tax payable	41,426	-
Total current liabilities	681,947	449,246

Noncurrent liabilities
Earn-out payable	-	209,199
Lease operating liability	137,071	-
Finance leases	-	307,804
Equipment notes payable	33,227	38,913
Convertible notes payable – related party, net of discounts	473,770	-
Total noncurrent liabilities	644,068	555,916

Total liabilities	1,326,015	1,005,162

December 31, 2019
Pride current assets	$674,388
PVBJ current assets	419,056
Current assets of discontinued operations	$1,093,444

Pride non-current assets	$391,004
PVBJ non-current assets	1,824,173
Non-current assets of discontinued operations	$2,215,177

December 31, 2019
Pride current liabilities	$681,947
PVBJ current liabilities	449,246
Current liabilities of discontinued operations	$1,131,193

Pride non-current liabilities	$644,068
PVBJ non-current liabilities	555,916
Non-current liabilities of discontinued operations	$1,199,984

The discontinued operations of the balance sheet as of December 31, 2018 are as follows:

	Pride	PVBJ

ASSETS
Current assets
Cash and cash equivalents	$314,694	$19,287
Accounts receivable	697,216	395,190
Prepaid expenses	4,453	-
Costs and earnings in excess of billings	45,478	-
Total current assets	1,061,841	414,477

Property and equipment, net	135,712	358,338
Security deposits and other non-current assets	31,330	-
Deferred tax asset	32,386	-
Customer lists, net	-	83,645
Goodwill	-	1,373,621

Total assets	$1,261,169	$2,230,081

LIABILITIES

Current liabilities
Accounts payable and accrued expenses	$699,558	$214,135
Billings in excess of costs and earnings	45,331	150,000
Sales and withholding tax payable	66,696	-
Current equipment notes payable	17,346	21,645
Current finance lease payable	-	65,265
Total current liabilities	828,931	451,045

Noncurrent liabilities
Earn-out payable	-	190,736
Line of credit	-	28,359
Finance leases	-	280,382
Equipment notes payable	51,264	51,390
Convertible notes payable – related party, net of discounts	-
Total noncurrent liabilities	51,264	550,867

Total liabilities	880,195	1,001,912

December 31, 2018
Pride current assets	$1,061,841
PVBJ current assets	414,477
Current assets of discontinued operations	$1,476,318

Pride non-current assets	$199,428
PVBJ non-current assets	1,815,604
Non-current assets of discontinued operations	$2,015,032

December 31, 2018
Pride current liabilities	$828,931
PVBJ current liabilities	451,045
Current liabilities of discontinued operations	$1,279,976

Pride non-current liabilities	$51,264
PVBJ non-current liabilities	550,867
Non-current liabilities of discontinued operations	$602,131

On January 15, 2020, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with FirstFire Global Opportunities Fund LLC (the “Investor”), an unrelated third party, pursuant to which, the Company sold a $85,250 principal amount convertible note (the “Note”) to the Investor for gross proceeds of $77,500, with an original discount issuance of $7,750 (the “Offering”). The transaction closed on January 16, 2020 upon receipt of the funds from the Investor.

The Note will mature on January 15, 2021 and will bear interest at the rate of 8% per annum, which interest will be payable on the maturity date or any redemption date and may be paid, in certain conditions, through the issuance of common shares, at the discretion of the Company. The Company shall make a monthly principal payment to the Investor of $4,500 on the 15th day of each month, starting February 15, 2020. The Company also has the right, at any time, to repay all or a part of the Note, on at least one prior business days’ notice, in an amount equal to 115% of the principal being repaid, plus any accrued but unpaid interest on the principal amount being repaid.

The Note will be convertible into the Company’s common shares, par value $0.0001 per share (“Common Stock”) at a conversion price of $10.00 per share (the “Fixed Conversion Price”) at the discretion of the holder. At no time will the Investor be entitled to convert any portion of Convertible Note to the extent that after such conversion, the Investor (together with its affiliates) would beneficially own more than 4.99% of our outstanding Common Stock as of such date. The Note contains standard anti-dilution protection.

The Note includes customary event of default provisions and provides for a default interest rate of 15%. Upon the occurrence of an event of default, the Investor may require the Company to redeem all or any portion of the Note (including all accrued and unpaid interest), in cash, at a price equal to the product of (A) the amount to be redeemed multiplied by (B) 125%. In addition, upon an event of default, the conversion price would be the lower of (i) the Fixed Conversion Price or (ii) 75% of the lowest closing price of the Common Stock during the 10 trading days prior to the conversion date.

Between January 1, 2020 and March 24, 2020, the Company has sold an aggregate of 3,938 shares of Common Stock to GHS under the Purchase Agreement for working capital and for the aggregate net proceeds of $19,827.

On February 27, 2020, the Company extended the lease in Kunda Park, Queensland Australia, which started in May 2018 and now expires in April 2027.

On March 10, 2020, the Company signed an amendment to the Thermo Credit lending facility which confirms the line was increased to $400,000.

On September 29, 2020, the Company filed an amendment to and restatement of its Articles of Incorporation with the Secretary of State of the State of Nevada (the “Amendment”). Pursuant to the Amendment, the Company (i) changed its name from H/Cell Energy Corporation to Vision Hydrogen Corporation, (ii) effectuated a one-for-twenty (1:20) reverse split of the issued and outstanding shares of common stock of the Company without changing the par value of the stock, and (iii) increased its authorized shares of common stock from 25,000,000 to 100,000,000.

Effective as of the opening of market trading on October 6, 2020, the Company’s common stock will trade under the symbol HCCCD for 20 business days to designate the Reverse Split, after which, the ticker symbol will change to VIHD.